INVESTMENTS IN VARIABLE INTEREST ENTITIES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011 VIEs	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Investments held by variable interest entities		$ 496.3	$ 420.9
Cash and cash equivalents held by variable interest entities		74.4	26.8
Borrowings related to variable interest entities		519.9	386.9
Number of Variable Interest Entities Liquidated	1
Variable interest entity amortized cost securities held		502.5
Variable interest entity, gross unrealized gains fixed maturity securities		1.5
Variable interest entity gross unrealized losses fixed maturity securities		(7.7)
Variable interest entities net realized gain (loss) on investments		(1.3)	(3.7)	(14.2)
Variable Interest Entities Net Gains Losses From Sale Of Fixed Maturity Investments		3.0	(0.4)	(0.7)
Total other-than-temporary impairment losses on investments held by variable interest entities		(4.3)	(3.3)	(13.5)
Variable Interest Entities, Investments Sold		27.5
Variable Interest Entity, Available For Sale Securities, Gross Investment Losses From Sale, Before Tax		2.7
Investments held in limited partnerships		19.3
Unfunded committments to limited partnerships		19.8
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Investments held by variable interest entities		496.3	420.9
Notes receivable of VIEs held by insurance subsidiaries		(45.3)	(96.8)
Cash and cash equivalents held by variable interest entities		74.4	26.8
Accrued investment income		1.7	(3.4)
Income tax assets, net		5.4	14.4
Other assets		7.7	15.9
Total assets		540.2	377.8
Other liabilities		30.2	17.4
Borrowings related to variable interest entities		519.9	386.9
Notes payable of VIEs held by insurance subsidiaries		0	0
Total liabilities		550.1	404.3
VIEs [Member]
Variable Interest Entity [Line Items]
Investments held by variable interest entities		496.3	420.9
Notes receivable of VIEs held by insurance subsidiaries		0	0
Cash and cash equivalents held by variable interest entities		74.4	26.8
Accrued investment income		1.7	1.4
Income tax assets, net		6.8	20.9
Other assets		7.7	15.9
Total assets		586.9	485.9
Other liabilities		30.3	22.0
Borrowings related to variable interest entities		519.9	386.9
Notes payable of VIEs held by insurance subsidiaries		49.3	115.6
Total liabilities		599.5	524.5
Eliminations [Member]
Variable Interest Entity [Line Items]
Investments held by variable interest entities		0	0
Notes receivable of VIEs held by insurance subsidiaries		(45.3)	(96.8)
Cash and cash equivalents held by variable interest entities		0	0
Accrued investment income		0	(4.8)
Income tax assets, net		(1.4)	(6.5)
Other assets		0	0
Total assets		(46.7)	(108.1)
Other liabilities		(0.1)	(4.6)
Borrowings related to variable interest entities		0	0
Notes payable of VIEs held by insurance subsidiaries		(49.3)	(115.6)
Total liabilities		(49.4)	(120.2)
Less Than Twelve Months [Member]
Variable Interest Entity [Line Items]
Fair value investments held by variable interest entity that had been in an unrealized loss position		349.9
Gross unrealized losses on investments held by variable interest entity		6.0
Greater Than Twelve Months [Member]
Variable Interest Entity [Line Items]
Fair value investments held by variable interest entity that had been in an unrealized loss position		33.0
Gross unrealized losses on investments held by variable interest entity		$ 1.7